GEOGRAPHIC INFORMATION (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Entity-Wide Revenue, Major Customer, Percentage	12.00%	20.00%	26.00%